Income Taxes - Tax Credit and Loss Carryforwards (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Tax capital loss/credit carryforward	$ 191.5	[1]	$ 121.0	[1]
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,947.0	[2]	4,084.0	[2]
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,373.6	[2]	1,383.0	[2]
Capital loss carryforwards | Federal
Operating Loss Carryforwards [Line Items]
Tax capital loss/credit carryforward	$ 123.4	[3]	$ 880.0	[3]

[1]	Expire between 2013 and 2032.
[2]	Expire between 2017 and 2032.
[3]	Expire between 2013 and 2017.